Transactions with Affiliates	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Transactions with Affiliates

Note 12 –Transactions with Affiliates

Management Service Agreements

Under the MSAs, Citizen and Linn provided certain services in respect to the oil and natural gas properties they contributed to Roan LLC. Such services included serving as operator of the oil and natural gas properties contributed, land administration, marketing, information technology and accounting services. As a result of Citizen and Linn continuing to serve as operator of the contributed assets and contracting directly with vendors for goods and services for operations, Citizen and Linn collected amounts due from joint interest owners for their share of costs and billed Roan LLC for its share of costs. The services provided under the MSAs ended in April 2018 when Roan LLC took over as operator for the oil and natural gas properties contributed by Citizen and Linn. In conjunction with the conclusion of the MSAs in April 2018, Roan LLC assumed certain working capital accounts associated with the properties contributed from Citizen and Linn.

During the three months ended March 31, 2018, Roan LLC incurred approximately $7.5 million for charges related to the services provided under the MSAs, which were recorded in general and administrative expenses in the condensed consolidated statements of operations. As the MSA ended in April 2018, there were no such charges related to the MSA in the three months ended March 31, 2019.

Acquisition of Acreage

As provided for in the Contribution Agreement, Citizen and Linn acquired additional acreage totaling $63.0 million as of December 31, 2017 within an area of mutual interest on behalf of the Company. See Note 10 – Equity for further discussion of the settlement of the payable due to Citizen and Linn related to the additional acquired acreage.

Natural Gas Dedication Agreement

The Company has a gas dedication agreement with Blue Mountain Midstream LLC (“Blue Mountain”), a subsidiary of Riviera Resources, Inc. (“Riviera”), which has directors and shareholders in common with the Company. Amounts due from Blue Mountain at March 31, 2019 and December 31, 2018 are reflected as Accounts receivable – Affiliates in the accompanying condensed consolidated balance sheets and represent accrued revenue for the Company’s portion of the production sold to Blue Mountain. Sales to Blue Mountain are reflected as Natural gas sales – Affiliates and Natural gas liquids sales – Affiliates in the accompanying condensed consolidated statements of operations. See further discussion of this gas dedication agreement in Note 14 – Commitments and Contingencies.

Corporate Office Lease

During 2018, the Company entered into a lease for office space in Oklahoma City, Oklahoma that is owned by a subsidiary of Riviera under a lease with an initial term of 5 years with an option to extend the lease for an additional 5 years at the end of the initial term. The Company paid $0.3 million during the three months ended March 31, 2019 under this lease. Total remaining payments under the lease are $7.8 million, excluding the Company’s portion of the operating expenses of the building.

Tax Matters Agreement

In conjunction with the Reorganization, the Company entered into a tax matters agreement (“TMA”) with Riviera. See Note 13 – Income Taxes for further discussion of the TMA and the related amount paid to Riviera.

Water Management Services Agreement

In January 2019, the Company entered into a water management services agreement with Blue Mountain. Under this agreement, Blue Mountain will provide water management services including pipeline gathering, disposal, treatment and redelivery of recycled water. The agreement provides for an acreage dedication for water management services through January 2029. Blue Mountain began providing services under this agreement in April 2019.

Note 12 – Transactions with Affiliates

Management Service Agreements

Under the MSAs, Citizen and Linn provided certain services in respect to the oil and natural gas properties they contributed to the Company. Such services included serving as operator of the oil and natural gas properties contributed, land administration, marketing, information technology and accounting services. As a result of Citizen and Linn continuing to serve as operator of the contributed assets and contracting directly with vendors for goods and services for operations, Citizen and Linn collected amounts due from joint interest owners for their share of costs and billed the Company for its share of costs. The services provided under the MSAs ended in April 2018 when the Company took over as operator for the oil and natural gas properties contributed by Citizen and Linn. In conjunction with the conclusion of the MSAs in April 2018, the Company assumed certain working capital accounts associated with the properties contributed from Citizen and Linn.

For each of the years ended December 31, 2018 and 2017, the Company incurred approximately $10.0 million for charges related to the services provided under the MSAs, which are recorded in general and administrative expenses in the accompanying consolidated statements of operations.

Through April 2018, Citizen and Linn billed the Company for its share of operating costs in accordance with the MSAs. At December 31, 2017, the Company had $55.5 million and $46.5 million due to Linn and Citizen, respectively, included in accounts payable and accrued liabilities – affiliates in the accompanying consolidated balance sheets. At December 31, 2017, the Company had $19.0 million due to Linn and Citizen for revenue suspense associated with the oil and natural gas properties contributed to the Company included in accounts payable and accrued liabilities – affiliates in the accompanying consolidated balance sheets.

Acquisition of Acreage

As provided for in the Contribution Agreement, Citizen and Linn acquired additional acreage within an area of mutual interest on behalf of the Company. As of December 31, 2017, the additional acreage acquired totaled $63.0 million and the Company reflected the amount due to Citizen and Linn in accounts payable and accrued liabilities – affiliates. See Note 4 – Acquisitions and Note 10 – Equity for further discussion of the settlement of the payable due to Citizen and Linn related to the additional acquired acreage.

Natural Gas Dedication Agreement

The Company has a gas dedication agreement with Blue Mountain, a subsidiary of Riviera, which has directors and shareholders in common with the Company. Amounts due from Blue Mountain at December 31, 2018 and 2017 are reflected as accounts receivable – affiliates in the accompanying consolidated balance sheets and represent accrued revenue for the Company’s portion of the production sold to Blue Mountain. Sales to Blue Mountain are reflected as natural gas sales – affiliates and NGL sales – affiliates in the accompanying consolidated statements of operations. See further discussion of this gas dedication agreement in Note 14 – Commitments and Contingencies.

Corporate Office Lease

During 2018, the Company entered into a lease for office space in Oklahoma City, Oklahoma that is owned by a subsidiary of Riviera under a lease with an initial term of 5 years with an option to extend the lease for an additional 5 years at the end of the initial term. The Company paid $0.5 million during the year ended December 31, 2018 under this lease. Total remaining payments under the lease are $8.1 million.

Reorganization Transactions

In conjunction with the Reorganization, the Company entered into a tax matters agreement (“TMA”) with Riviera. See Note 13 – Income Taxes for further discussion of the TMA and the related payable to Riviera.

Also in conjunction with the Reorganization, the Company paid certain legal costs incurred by Riviera on the Company’s behalf. These costs totaled $1.8 million and were included in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2018.

Consulting Services

Atlas, LLC (“Atlas”) provided the Company supervisory services throughout drilling and completion operations. Atlas is wholly owned jointly by a director and an employee of Citizen. For the year ended December 31, 2017, the Company incurred $2.3 million in charges related to services provided which are recorded within oil and natural gas properties, successful efforts on the accompanying consolidated balance sheet. As of December 31, 2017, the Company had no amounts payable to Atlas. There were no such services provided by Atlas to the Company during the year ended December 31, 2018.